PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign translation difference		$ 225	$ 88
Plant and equipment		91,742	30,553
Less: accumulated depreciation		(27,478)	(9,138)
Less: foreign translation difference		(103)	(53)
Plant and equipment, net	$ 78,998	64,161	21,362
Office Equipment [Member]
Plant and equipment		21,668	15,638
Furniture and Fixtures [Member]
Plant and equipment		18,178	14,827
Leasehold improvements [Member]
Plant and equipment		$ 51,671	$ 0